Oil and Gas Sales (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 2,877.1	$ 3,320.5
Crude oil sales | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,425.3	2,743.6
Crude oil sales | U.S.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	667.9	811.7
NGL sales | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	116.8	202.1
NGL sales | U.S.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	34.2	41.2
Natural gas sales | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	63.9	54.3
Natural gas sales | U.S.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 27.9	$ 34.6